OPERATING SEGMENT INFORMATION - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 EUR (€) employee country facility	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Number of employees | employee	12,500
Revenue	€ 8,120	€ 6,152	€ 4,883
P&ARP
Disclosure of operating segments [line items]
Number of facilities | facility	4
Number of countries in which entity operates | country	3
Number of employees | employee	4,100
Revenue	€ 4,655	3,688	2,725
P&ARP | Group's largest customer
Disclosure of operating segments [line items]
Revenue	€ 839	692	492
A&T
Disclosure of operating segments [line items]
Number of facilities | facility	6
Number of countries in which entity operates | country	3
Number of employees | employee	3,500
Revenue	€ 1,645	1,102	1,002
AS&I
Disclosure of operating segments [line items]
Number of facilities | facility	19
Number of countries in which entity operates | country	10
Number of employees | employee	4,500
Revenue	€ 1,820	€ 1,362	€ 1,156